Revenue	12 Months Ended
Dec. 31, 2025
Revenue.
Revenue

6.Revenue

The Group’s revenue accrues from providing telecommunication support services. The Group provides infrastructure sharing and leasing known as colocation (which includes colocation rental revenue and colocation services) and to a limited extent, managed services.

	2025	2024(a)	2023(a)
	$’m	$'m	$'m

Lease component	922.8	893.9	1,591.4
Services component	659.2	633.3	333.9
	1,582.0	1,527.2	1,925.3
(a)	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information.

The Group leases space on its towers under leases over periods ranging between 5 and 20 years.

The lease component of future minimum receipts continuing operations expected from tenants under non-cancellable agreements in effect at December 31, are as follows:

	2025	2024(a)	2023(a)
	$’m	$'m	$'m

Within one year	842.6	839.8	1,469.3
1-2 years	828.0	762.0	1,189.7
2-3 years	751.8	748.1	1,124.6
3-4 years	720.7	665.3	1,093.7
4-5 years	705.5	631.1	1,031.9
After 5 years	2,127.3	2,251.9	2,834.5
	5,975.9	5,898.2	8,743.7
(a)	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information.

The following table shows unsatisfied performance obligations which represents the continuing operations services component of future minimum receipts expected from customers under non-cancellable agreements in effect at December 31, as follows:

	2025	2024(a)	2023(a)
	$'m	$'m	$'m

Within one year	629.1	625.6	235.0
1-2 years	622.6	571.7	204.5
2-3 years	571.1	566.0	191.4
3-4 years	554.5	512.5	184.5
4-5 years	548.6	495.6	165.6
After 5 years	1,501.9	1,671.4	566.3
	4,427.8	4,442.8	1,547.3
(a)	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information.

Certain customer contracts allow for the cancellation of a proportion of sites during the contract term without payment of termination penalties. The minimum service and lease revenue in the tables above assumes that each customer will fully utilize this Churn available to them under the contract. Where rentals are denominated in U.S. dollar, which is not the functional currency of the subsidiary, they have been included in the above table at the exchange rate at the end of the reporting period.